Significant Accounting Policies and Recent Accounting Updates (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2024
Accounting Policies [Abstract]
Interest income, operating, accretion of discounts	$ 1,196	$ 8,612
Amortization of deferred loan origination fees, net	2,432	25,444
Payment-in-kind interest income	601	6,844
Payment-in-kind interest capitalized	513	6,773
Investment company, premium prepayment fees		33
Interest and fee income	14,403	199,579
Non-cash preferred dividends		29
Dividend income, operating, paid in kind	0
Proceeds from dividends received	0
Dividend income		29
Income taxes expense (reduction), net		1
Non-accrual status loans	0	0
Excise tax expense (reduction), net	0	109
Deferred debt issuance cost	6,190	18,999
Amortization of deferred debt issuance costs	87	2,713
Amortization of deferred offering costs	$ 291	$ 1,750